LEASE COMMITMENTS (Details Narrative) - Canfield [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Office space approximate monthly payment	$ 2,292
Lease expense	$ 27,504	$ 27,504